Contents of Significant Accounts - Reconciliation Between Income Tax Expense and Income Before Tax At UMC's Applicable Tax Rate (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 68,450,404	$ 2,235,480	$ 109,625,660	$ 58,496,432
At UMC's statutory income tax rate	13,690,081		21,925,132	11,699,286
Adjustments in respect of current income tax of prior periods	(217,891)		(585,941)	(150,260)
Net changes in loss carry-forward and investment tax credits	(2,179,234)		(465,152)	(845,267)
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	211,639		(281,319)	183,123
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(1,428,035)		(4,384,566)	(3,258,695)
Investment loss (gain)	(755,800)		1,827,822	(1,388,877)
Dividend income	(323,182)		(423,027)	(171,725)
Others	(145,520)		(340,745)	6,463
Basic tax	43,506		0	0
Estimated income tax on unappropriated earnings	(1,160,324)		1,247,910	1,558,031
Effect of different tax rates applicable to UMC and its subsidiaries	234,510		605,929	116,174
Taxes withheld in other jurisdictions	38,346		35,979	43,443
Others	303,174		164,873	126,556
Income tax expense recorded in profit or loss	$ 8,311,270	$ 271,433	$ 19,326,895	$ 7,918,252